Risk Management (Details) - Schedule of Financial Assets and off-Balance Sheet Commitments - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Deposits in banks	$ 2,695,560	$ 2,723,282
Cash items in process of collection	572,552	812,524
Financial assets for trading at FVTPL
Financial derivative contracts	12,309,770	10,119,486
Financial assets held for trading	329,327	98,308
Financial assets at FVOCI
Debt financial instruments	2,687,485	4,536,025
Other financial instruments	74,903	105,257
Financial derivative contracts for hedge accounting	843,628	605,529
Financial assets at amortised cost
Debt financial instruments	5,176,005	8,176,895
Interbank loans	31,282	68,438
Loans and account receivable at amortised cost /	40,099,872	39,593,457
Off-balance commitments:
Letters of credit issued	308,407	262,496
Foreign letters of credit confirmed	2,208,507	1,641,510
Performance guarantees	10,352,459	9,490,141
Available credit lines	365,932	494,104
Personal guarantees	406	813
Other irrevocable credit commitments	194,801	313,505
Total	$ 78,250,896	$ 79,041,770